ORDINARY SHARES (Details) - $ / shares	1 Months Ended			12 Months Ended
	Apr. 30, 2019	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class Of Stock [Line Items]
Ordinary shares, shares authorized						405,462,685
Ordinary shares, par value						$ 0.0001
Class B Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized				200,000,000	200,000,000
Ordinary shares, par value				$ 0.0001	$ 0.0001
Ordinary shares, shares issued				156,060,279	184,376,679
Ordinary shares, shares outstanding				156,060,279	184,376,679
Issuance of ordinary shares, shares	28,316,400
Number of ordinary shares granted to preference shareholders			12,064,825
Class A Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized				9,800,000,000	9,800,000,000
Ordinary shares, par value				$ 0.0001	$ 0.0001
Ordinary shares, shares issued				91,459,708	57,303,093
Ordinary shares, shares outstanding				91,459,708	57,303,093
Issuance of ordinary shares, shares	3,174,600
Conversion of Series A, B-1 and B-2 preferred shares		13,359,788
Ordinary Shares
Class Of Stock [Line Items]
Issuance of ordinary shares, shares				3,174,600
Number of ordinary shares granted to preference shareholders					12,064,825
Initial Public Offering | Ordinary Shares
Class Of Stock [Line Items]
Issuance of ordinary shares, shares		41,600,000			41,600,000
Conversion of Series A, B-1 and B-2 preferred shares					94,537,315
Initial Public Offering | Ordinary Shares | Class B Ordinary Shares
Class Of Stock [Line Items]
Conversion of Series A, B-1 and B-2 preferred shares		94,537,315